Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORP
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001267482
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2011
Entity Common Stock Shares Outstanding	27,487,676,065